Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Income before Provision for Income Taxes
The components of income before provision (benefit) for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Domestic	$19,801	$19,645	$20,047
Foreign	(178)	949	939
Total	$19,623	$20,594	$20,986

Components of Provision for Income Taxes
The components of the provision (benefit) for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Current
Federal	$2,187	$3,630	$7,451
Foreign	267	200	148
State and Local	741	677	842
Total	3,195	4,507	8,441
Deferred
Federal	175	(14,360)	(933)
Foreign	30	(66)	(2)
State and Local	184	(37)	(128)
Total	389	(14,463)	(1,063)
Total income tax provision (benefit)	$3,584	$(9,956)	$7,378

Schedule for Principal Reasons for Difference in Effective and Statutory Tax Rates
The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate:

Years Ended December 31,	2018	2017	2016
Statutory federal income tax rate	21.0%	35.0%	35.0%
State and local income tax rate, net of federal tax benefits	3.7	1.6	2.2
Affordable housing credit	(0.6)	(0.6)	(0.7)
Employee benefits including ESOP dividend	(0.3)	(0.5)	(0.5)
Impact of tax reform re-measurement	—	(81.6)	—
Internal restructure	(9.1)	(0.6)	(0.7)
Noncontrolling interests	(0.5)	(0.6)	(0.6)
Non-deductible goodwill	4.7	1.0	2.2
Other, net	(0.6)	(2.0)	(1.7)
Effective income tax rate	18.3%	(48.3)%	35.2%

Schedule of Cash Taxes Paid
The amounts of cash taxes paid by Verizon are as follows:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Income taxes, net of amounts refunded	$2,213	$4,432	$9,577
Employment taxes	1,066	1,207	1,196
Property and other taxes	1,598	1,737	1,796
Total	$4,877	$7,376	$12,569

Schedule of Deferred Taxes
Deferred taxes arise because of differences in the book and tax bases of certain assets and liabilities. Significant components of deferred tax assets and liabilities are as follows:

	(dollars in millions)
At December 31,	2018	2017
Deferred Tax Assets
Employee benefits	$5,403	$6,174
Tax loss and credit carry forwards	3,576	4,176
Other - assets	1,650	1,938
	10,629	12,288
Valuation allowances	(2,741)	(3,293)
Deferred tax assets	7,888	8,995

Deferred Tax Liabilities
Spectrum and other intangible amortization	21,976	21,148
Depreciation	15,662	14,767
Other - liabilities	3,976	4,281
Deferred tax liabilities	41,614	40,196
Net deferred tax liability	$33,726	$31,201

Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

		(dollars in millions)
	2018	2017	2016
Balance at January 1,	$2,355	$1,902	$1,635
Additions based on tax positions related to the current year	160	219	338
Additions for tax positions of prior years	699	756	188
Reductions for tax positions of prior years	(248)	(419)	(153)
Settlements	(40)	(42)	(18)
Lapses of statutes of limitations	(55)	(61)	(88)
Balance at December 31,	$2,871	$2,355	$1,902

Schedule of After Tax (Expenses) Benefits Related to Interest and Penalties in Provision for Income Taxes	We recognized the following net after-tax expenses related to interest and penalties in the provision for income taxes:

Years Ended December 31,	(dollars in millions)
2018	$(75)
2017	(77)
2016	(25)

Schedule of After Tax Accrual for Payment of Interest and Penalties in Consolidated Balance Sheet	The after-tax accruals for the payment of interest and penalties in the consolidated balance sheets are as follows:

At December 31,	(dollars in millions)
2018	$348
2017	269